Notes Payable - Schedule of Promissory Notes Issued to Unrelated Third Parties (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Note Amount	$ 7,816,633
Balance	12,073,711
SBA Loan [Member]
Note Amount	$ 509,700
Issuance Date	May 20, 2020
Balance	$ 509,700
PPP [Member]
Note Amount	$ 309,900
Issuance Date	Apr. 01, 2020
Balance	$ 309,900
A. Rodriguez [Member] | Promissory Note [Member]
Note Amount	$ 86,821
Issuance Date	Mar. 14, 2013
Balance	$ 86,821
A. Rodriguez One [Member] | Promissory Note [Member]
Note Amount	$ 15,000
Issuance Date	Jul. 22, 2013
Balance	$ 15,000
A. Rodriguez Two [Member] | Promissory Note [Member]
Note Amount	$ 10,000
Issuance Date	Feb. 21, 2014
Balance	$ 10,000
Henry Mahgerefteh [Member] | Promissory Note [Member]
Note Amount	$ 144,000
Issuance Date	Feb. 15, 2015
Balance	$ 135,696
TRA Capital [Member] | Promissory Note [Member]
Note Amount	$ 106,112
Number of loans issuance date, description	3 loans
Balance	$ 125,247
BNA Inv [Member] | Promissory Note [Member]
Note Amount	$ 223,499
Number of loans issuance date, description	6 loans
Balance	$ 191,753
Brian Berg [Member] | Promissory Note [Member]
Note Amount	$ 30,000
Issuance Date	Feb. 01, 2012
Balance	$ 25,000
Classic Bev [Member] | Promissory Note [Member]
Note Amount	$ 73,473
Issuance Date	May 01, 2017
Balance	$ 380,051
JSJ, Investments [Member] | Promissory Note [Member]
Note Amount	$ 75,000
Issuance Date	Jul. 12, 2017
Balance	$ 19,911
Power Up [Member] | Promissory Note [Member]
Note Amount	$ 168,500
Number of loans issuance date, description	various
Balance	$ 168,500
PNC, Inc. [Member] | Promissory Note [Member]
Note Amount	$ 850,000
Issuance Date	Dec. 19, 2020
Balance	$ 850,000
Dicer [Member] | Promissory Note [Member]
Note Amount	$ 64,678
Issuance Date	Jul. 20, 2020
Balance	$ 62,231
TCA Global fund [Member] | Promissory Note [Member]
Note Amount	$ 2,150,000
Issuance Date	May 01, 2018
Balance	$ 2,980,815
TCA Global fund 2 [Member] | Promissory Note [Member]
Note Amount	$ 3,000,000
Issuance Date	Dec. 17, 2019
Balance	$ 6,202,086